Annual Operating Expenses - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2023
Fidelity Advisor Multi-Asset Income Fund - Class A
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.20%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	1.02%
Fidelity Advisor Multi-Asset Income Fund - Class M
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.19%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	1.01%
Fidelity Advisor Multi-Asset Income Fund - Class C
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.21%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	1.78%
Fidelity Advisor Multi-Asset Income Fund - Class I
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	0.78%
Fidelity Advisor Multi-Asset Income Fund - Class Z
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	0.68%